Summary of Significant Accounting Policies (Details) - Schedule of diluted and basic net loss per share of common stock - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 1,853	$ 5,724
Net income attributable	$ 1,853	$ 5,724
Denominator: Weighted Average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption (in Shares)	7,278,151	7,278,151
Basic and diluted net income per share, common stock subject to possible redemption (in Dollars per share)	$ 0	$ 0
Numerator: Net Loss minus Net Earnings
Net loss	$ (757,638)	$ (910,588)
Less: Net income allocable to common stock subject to possible redemption	(1,853)	(5,724)
Non-Redeemable Net Loss	$ (759,491)	$ (916,312)
Denominator: Weighted Average Non-redeemable Common Stock
Basic and diluted weighted average shares outstanding, common stock (in Shares)	1,819,538	1,819,538
Basic and diluted net loss per share, common stock (in Dollars per share)	$ (0.42)	$ (0.5)